Borrowings - Disclosure of Terms and Debt Repayment Schedule (Details)	Jun. 30, 2018
Nedbank Limited (Secured loan - rand revolving credit facility) | 1, 3 or 6 month JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)	3.15%
US$200 bridge loan facility (secured loan) | LIBOR plus elected rate during first 6 months
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)	2.50%
US$200 bridge loan facility (secured loan) | LIBOR plus elected rate during next 3 months
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)	3.00%
US$200 bridge loan facility (secured loan) | LIBOR plus elected rate during last 3 months
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)	3.50%
RCF | US$350 facility (secured loan) | 3 or 6 month LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)	3.00%
Term Loan | US$350 facility (secured loan) | 3 or 6 month LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)	3.15%